Fixed Assets and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Fixed Assets and Intangible Assets, Net [Abstract]
Schedule of fixed assets and intangible assets
	December 31,	December 31,
	2014	2013
Computer equipment	$256,610	$252,879
Furniture and fixtures	142,856	142,856
Leasehold improvements	382,376	382,376
Software	10,968	10,968
Website domain name	124,938	124,938
Website costs	40,500	40,500
Equipment under capital leases	218,605	-
Total fixed assets	1,176,853	954,517
Less: Accumulated depreciation and amortization	(613,730)	(432,055)
Total fixed assets and intangible assets, net	$563,123	$522,462